Lease Commitments as Lessee - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Net carrying amount of finance lease assets	R$ 4	R$ 26
General and Administrative Expense [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease expenses	R$ 1,134	R$ 1,145	R$ 1,102